Dreyfus Variable Investment Fund

Appreciation Portfolio

Investing in common stocks for long-term capital growth


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                                         Appreciation Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objectives and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the portfolio looks primarily for growth companies. The portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The portfolio is also alert to companies which it considers undervalued in terms of earnings, assets or growth prospects. The portfolio generally maintains relatively large positions in the securities it purchases.

The portfolio typically employs a "buy-and-hold" investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the portfolio invests for long-term growth rather than short-term profits.

The portfolio typically sells a stock when there is a change in a company's business fundamentals or in the portfolio's view of company management.

Concepts to understand

"BLUE CHIP" COMPANIES: established companies that are considered "known quantities." These companies often have a long record of profit growth and dividend payment and a reputation for quality management, products and services

"BUY-AND-HOLD" STRATEGY: an investment strategy characterized by a low portfolio turnover rate, which helps reduce the portfolio's trading costs and minimizes tax liability by limiting the distribution of capital gains.

<Page 2>

MAIN RISKS


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.


Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing smaller companies) . Moreover, since the portfolio holds large positions in a relatively small number of stocks, it can be volatile when the large-capitalization sector of the market is out of favor with investors.

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately -- even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield to cushion stock prices in market downturns.

While many companies in which the portfolio invests are listed on a domestic exchange, they have foreign operations that pose special risks such as exposure to currency fluctuations and changing political climate.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its primary investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                                  The Portfolio
<Page 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance. Of course, past performance is no guarantee of future results. As a new class, past performance information is
not   available  for  Service  shares  as  of  the  date  of  this  prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


INITIAL SHARES


                                 3.04    33.52   25.56   28.05   30.22   11.46
90       91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '98                        +20.77%

WORST QUARTER:                   Q3 '98                        -10.69%
--------------------------------------------------------------------------------




Average annual total return AS OF 12/31/99

                                                                                                                     Since

                                                                                                                   inception

                                                                  1 Year                   5 Years                 (4/5/93)
---------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                                                     11.46%                   25.52%                   20.05%


S&P 500                                                            21.03%                   28.54%                   21.63%*

*  FOR  COMPARATIVE  PURPOSES,  THE VALUE OF THE INDEX ON 3/31/93 IS USED AS THE
BEGINNING VALUE ON 4/5/93.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

<Page 4>



EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------


Fee table


                                                    Initial        Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.03%           0.03%
--------------------------------------------------------------------------------

TOTAL                                                   0.78%           1.03%
--------------------------------------------------------------------------------



Expense example


                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $80                  $249                  $433                 $966

SERVICE SHARES                             $105                 $328                  $569                 $1,259


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment advisers for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio

<Page 5>


MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid an aggregate investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Fayez Sarofim, president and chairman of Fayez Sarofim & Co., has been the portfolio' s primary portfolio manager since its inception in April 1993. Fayez Sarofim & Co., Two Houston Center, Suite 2907, Houston, Texas 77010, serves as the portfolio' s sub-investment adviser. Sarofim managed approximately $48.5 billion in discretionary separate accounts and provided investment advisory services for five other investment companies having aggregate assets of approximately $3.4 billion as of December 31, 1999.

The portfolio, Dreyfus, Fayez Sarofim & Co., and Dreyfus Service Corporation (the portfolio's distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. Each of the Dreyfus and Sarofim code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code' s preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of Dreyfus or Sarofim does not disadvantage any fund managed by Dreyfus or Sarofim, as the case may be.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.



                                                         (UNAUDITED)
                                                       SIX MONTHS ENDED
                                                           JUNE 30,                     YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                              2000              1999       1998       1997      1996       1995
-------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       39.87             36.11      27.91    21.98       17.71      13.44

 Investment operations:  Investment income -- net             .12(1)            .25(1)     .20      .22         .23        .23

                         Net realized and unrealized
                         gain (loss) on investments           .99              3.88       8.21      5.95       4.30       4.27

 Total from investment operations                            1.11              4.13       8.41      6.17       4.53       4.50

 Distributions:          Dividends from investment
                         income -- net                       (.00)(2)          (.22)      (.20)     (.22)      (.23)      (.23)

                         Dividends from net realized gain
                         on investments                        --              (.01)      (.01)     (.02)      (.03)        --

                         Dividends in excess of net realized
                         gain on investments                   --              (.14)        --        --         --         --

 Total distributions                                           --              (.37)      (.21)     (.24)      (.26)      (.23)

 Net asset value, end of period                             40.98             39.87      36.11     27.91      21.98      17.71

 Total return (%)                                            2.79(3)          11.46      30.22     28.05      25.56      33.52
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)        .38(3)            .78        .80       .80        .84        .85

 Ratio of interest expense and loan commitment fees
 to average net assets (%)                                    .00(3,4)          .00(4)     .01        --         --         --

 Ratio of net investment income to average net assets (%)     .29(3)            .64        .84      1.08       1.46       2.08

 Decrease reflected in above expense ratios due to
 actions by Dreyfus (%)                                        --                --         --        --         --        .02

 Portfolio turnover rate (%)                                 1.26(3)           3.87       1.34      1.69       2.47       2.81
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                  1,024,408         1,027,797    673,835   247,011    103,745     46,930


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


(3)  NOT ANNUALIZED.

(4)  AMOUNT REPRESENTS LESS THAN .01%.


                                                                  The Portfolio

<Page 7>
                                                            Account Information



ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Appreciation Portfolio/share class) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The  portfolio  usually  pays  dividends  from  its  net  investment  income and
distributes   any   net   capital   gains   it   has   realized  once  a  year.


Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


<Page 8>


EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund Appreciation Portfolio

(formerly, Capital Appreciation Portfolio)
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report


Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
112P1200


Dreyfus Variable Investment Fund

Balanced Portfolio

Investing in stocks and bonds for total return


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                                             Balanced Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH

The portfolio seeks to provide investment results that are greater than the total return performance of common stocks and bonds represented by a hybrid index, 60% of which is the Standard & Poor's 500 Composite Stock Price Index (" S& P 500" ) and 40% of which is the Lehman Brothers Intermediate Government/Corporate Bond Index ("Lehman Intermediate Index"). To pursue this goal, the portfolio invests in a diversified mix of stocks and investment grade bonds of both U.S. and foreign issuers. The portfolio's normal asset allocation is approximately 60% stocks and 40% bonds. However, the portfolio is permitted to invest up to 75%, and as little as 40%, of its assets in stocks and up to 60% , and as little as 25%, of its assets in bonds.

In allocating assets between stocks and bonds, the portfolio managers assess the relative return and risks of each asset class using a model which analyzes several factors, including interest-rate-adjusted price/earnings ratios, the valuation and volatility levels of stocks relative to bonds, and other economic factors, such as interest rates.

In selecting stocks, Dreyfus uses a valuation model to identify and rank stocks within an industry or sector, based on:

(pound) VALUE, or how a stock is priced relative to its perceived intrinsic worth

(pound)  GROWTH, in this case the sustainability or growth of earnings

(pound)  FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities. Dreyfus then manages risk by diversifying across companies and industries and by maintaining risk characteristics, such as growth, size, quality and yield, that are similar to those of the S&P 500.

In choosing bonds, the portfolio managers review economic, market and other factors, leading to valuations by sector, maturity and quality. The portfolio's bond component consists primarily of domestic and foreign bonds issued by corporations or governments and rated investment grade or considered to be of comparable quality by Dreyfus. The dollar-weighted average maturity of the bond component normally will not exceed 10 years.

Concepts to understand

S&P 500((reg.tm)): a widely recognized, unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

LEHMAN INTERMEDIATE INDEX: a recognized, unmanaged index of U.S. government and investment grade corporate bonds.

<Page 2>

MAIN RISKS

The stock and bond markets can perform differently from each other, so the portfolio will be affected by its asset allocation. If the portfolio favors an asset class during a period when that class underperforms, performance may be hurt. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio is exposed to risks of both growth and value companies. Value stocks may never reach what the portfolio manager believes is their full market value and, even though they are undervalued, may decline in price. While the portfolio' s investments in value stocks may limit the overall downside risk of the portfolio over time, they may produce smaller gains than riskier stocks. Prices of growth stocks are based in part on future expectations, which means they can fall sharply if the prospects for a stock, industry or the economy in general are below the market' s expectations, even if earnings do increase. Growth stocks also typically lack the dividend yield to cushion stock prices in market downturns.


Prices of bonds tend to move inversely with changes in interest rates. Typically a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price. The longer the maturity and duration of the portfolio's bond component, the more the portfolio' s share price is likely to react to interest rates.

Failure of a bond issuer to make timely interest or principal payments, or a decline or a perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price.

The overall risk level of the bond component will depend on the market sectors in which it is invested and the current interest rate, liquidity and credit quality of such sectors unless there is no active trading market for specific types of securities, and can become more difficult to sell or issue. In such a market, the value of such securities and the portfolio's share price may fall dramatically.

In general, the risks of foreign stocks and bonds are greater than the risks of their U.S. counterparts because of less liquidity, changes in currency exchange rates, a lack of comprehensive company information and political and economic instability.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks


The portfolio may invest in derivative securities, such as options and futures contracts, and certain mortgage-related and asset-backed securities. Derivatives can be illiquid and their value can fall dramatically in response to rapid or unexpected changes in their underlying instruments. A small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the portfolio may also engage in short-term trading, which could produce higher transaction costs and taxable distributions, lowering the portfolio's after-tax performance.

The portfolio may buy securities on a forward commitment basis. This investment strategy may have leveraging effect on the portfolio, thus potentially increasing its overall volatility.


What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

 <Page 3>


PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the S&P 500((reg.tm)), the Lehman Intermediate Index, and a hybrid index composed of 60% S&P 500((reg.tm)) and 40% Lehman Intermediate Index. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)



INITIAL SHARES

                                                                 22.34    8.13
90      91      92      93      94      95      96       97      98       99


BEST QUARTER:                    Q4 '98                           +14.14%

WORST QUARTER:                   Q3 '98                            -1.39%
--------------------------------------------------------------------------------



Average annual total return AS OF 12/31/99

                                                               Since inception

                                           1 Year                   (5/1/97)
--------------------------------------------------------------------------------


INITIAL SHARES                               8.13%                     18.33%


S&P 500                                     21.03%                     27.36%*

LEHMAN
INTERMEDIATE INDEX                          -2.06%                      5.78%*

HYBRID INDEX                                12.78%                     18.68%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/97 IS USED AS THE BEGINNING VALUE ON 5/1/97.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


<Page 4>


EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------


Fee table


                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.11%           0.11%
--------------------------------------------------------------------------------

TOTAL*                                                  0.86%           1.11%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL APRIL 30, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.
--------------------------------------------------------------------------------




Expense example

                                           1 Year                3 Years              5 Years              10 Years
--------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $88                  $274                  $477                 $1,061

SERVICE SHARES                             $113                 $353                  $612                 $1,352


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio

<Page 5>


MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio's primary portfolio managers are Ron Gala and Laurie Carroll. Mr. Gala has managed the equity portion of the portfolio since the portfolio's inception. Mr. Gala is a vice president and portfolio manager for Mellon Bank and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus. Mr. Gala also is responsible for Mellon Equity Associates' asset allocation. Mr. Gala has been employed by Mellon Bank in various capacities since 1982. Ms. Carroll has managed the fixed-income portion of the portfolio since the portfolio' s inception. Ms. Carroll is a vice president and portfolio manager at Mellon Bank. Ms. Carroll has been employed by Mellon Bank since 1986. Mr. Gala and Ms. Carroll have been employed by Dreyfus as portfolio managers since October 1994.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.


                                                                            (UNAUDITED)


                                                                      SIX MONTHS ENDED JUNE 30,    YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                                2000               1999      1998      1997(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           16.02             15.94      14.04      12.50

 Investment operations:  Investment income -- net                                 .27(2)            .47(2)     .43        .25

                         Net realized and unrealized gain (loss) on investments  (.40)              .80       2.67       2.06

 Total from investment operations                                                (.13)             1.27       3.10       2.31

 Distributions:          Dividends from investment income -- net                 (.26)             (.46)      (.43)      (.25)

                         Dividends from net realized gain on investments         (.09)             (.73)      (.77)      (.52)

 Total distributions                                                             (.35)            (1.19)     (1.20)      (.77)

 Net asset value, end of period                                                 15.54             16.02      15.94      14.04

 Total return (%)                                                                (.81)(3)          8.13      22.34      18.48(3)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .42(3)            .86        .87        .67(3)

 Ratio of net investment income to average net assets (%)                        1.72(3)           2.94       2.98       1.91(3)

 Portfolio turnover rate (%)                                                    47.17(3)          98.61     111.75      45.78(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         94,102            90,130     59,841     41,144


(1)  FROM MAY 1, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: BALANCED PORTFOLIO/ SHARE CLASS) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number if applicable of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income quarterly, and distributes any net capital gains it has realized once a year


EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


<Page 8>


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund
Balanced Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report


Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
154P1200


Dreyfus Variable Investment Fund

Disciplined Stock Portfolio

Investing in growth and value stocks for investment returns that exceed the total return performance of the S&P 500((reg.tm))


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                                    Disciplined Stock Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH

The portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the portfolio' s share price compared to the S&P 500((reg.tm)) are primary goals of the process.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

(pound) VALUE, or how a stock is priced relative to its perceived intrinsic worth

(pound) GROWTH, in this case the sustainability or growth of earnings

(pound) FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 500.

Concepts to understand

S&P 500((reg.tm)): a widely recognized, unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of 2,000 stocks, screening each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

<Page 2>

MAIN RISKS


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which
means    that    shareholders    could    lose    money.


Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 500, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase stocks of companies not listed in the index can cause the portfolio to underperform the index.


By investing in a mix of growth and value companies, the portfolio assumes the risks of both, and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the companies' intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already underpriced. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks


The portfolio may invest in derivatives, such as options and futures contracts. When employed, derivatives are used primarily to hedge the portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.


                                                                  The Portfolio
<Page 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the S&P 500((reg.tm)). Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


INITIAL SHARES

                                                       31.51   26.72   18.45
90     91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '98                           +22.71%

WORST QUARTER:                   Q3 '98                           -12.32%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                  Since

                                                                inception

                                     1 Year                     (5/1/96)
--------------------------------------------------------------------------------


INITIAL SHARES                          18.45%                      26.16%


S&P 500                                 21.03%                       26.75%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


<Page 4>


EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------


Fee table


                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.06%           0.06%
--------------------------------------------------------------------------------

TOTAL*                                                  0.81%           1.06%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL APRIL 30, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.
--------------------------------------------------------------------------------



Expense example

                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $83                  $259                  $450                 $1,102

SERVICE SHARES                             $108                 $337                  $585                 $1,294


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio


<Page 5>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio' s primary portfolio manager is Bert Mullins, who has managed the portfolio since its inception, and has been employed by Dreyfus since October 1994. In addition to being a portfolio manager with Dreyfus, Mr. Mullins also has been employed by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990. Mr. Mullins also is a vice president, portfolio manager and senior security analyst of Mellon, where he has been employed since 1966.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.


                                                         (UNAUDITED)


                                                    SIX MONTHS ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                 2000                 1999       1998      1997       1996(1)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                           26.92                22.95     18.30      14.79      12.50

 Investment operations:  Investment income -- net                 .06(2)               .11(2)    .08        .08        .07

                         Net realized and unrealized
                         gain (loss) on investments               .02                 4.12      4.80       4.53       2.29

 Total from investment operations                                 .08                 4.23      4.88       4.61       2.36

 Distributions:          Dividends from investment income
                         -- net                                  (.00)(3)             (.10)     (.09)      (.08)      (.07)

                         Dividends from net realized gain
                         on investments                            --                 (.16)     (.14)     (1.02)        --

 Total distributions                                               --                 (.26)     (.23)     (1.10)      (.07)

 Net asset value, end of period                                 27.00                26.92     22.95      18.30      14.79

 Total return (%)                                                 .31(4)             18.45     26.72      31.51      18.86(4,5)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .40(4)               .81       .88       1.02        .80(4)

 Ratio of net investment income to average net assets (%)         .23(4)               .45       .53        .68        .72(4)

 Decrease reflected in above expense ratios due to
 actions by Dreyfus (%)                                            --                   --        --         --        .16(4)

 Portfolio turnover rate (%)                                    29.05(4)             48.95     56.28      79.74      30.62(4)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                        227,868              214,296   140,897     53,317     17,722




(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


(4)  NOT ANNUALIZED.

(5) CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.

                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: DISCIPLINED STOCK PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number, if applicable, of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income
and   distributes   any  net  capital  gains  it  has  realized  once  a  year.


EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


<Page 8>


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund Disciplined Stock Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
150P1200


Dreyfus Variable Investment Fund

Growth and Income Portfolio

Investing in stocks, bonds and money market instruments for long-term capital growth, current income and growth of income


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                                    Growth and Income Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers. The port-folio's stock investments may include common stocks, preferred
stocks    and    convertible    securities.

The portfolio employs a "bottom-up" approach focusing primarily on low and moderately priced stocks with market capitalizations of $1 billion or more at the time of purchase. The portfolio manager uses fundamental analysis to create a broadly diversified, value-tilted portfolio typically with a weighted average P/E ratio less than that of the S&P 500, and a long-term projected earnings growth greater than that of the S&P 500. The manager also considers balance sheet and income statement items, such as return on equity and debt-to-capital ratios, as well as projected dividend growth rates. The portfolio looks for companies with strong positions in their industries that have the potential for something positive to happen, including above-average earnings growth or positive changes in company management or the industry.

The portfolio will invest in investment grade debt securities (other than convertible securities) . The portfolio may invest up to 35% of its assets in convertible debt securities rated, when purchased, at least Caa/CCC or the unrated equivalent as determined by Dreyfus.

The portfolio typically sells a security when it has met the price target established by the portfolio manager; the original reason for purchasing the stock or bond is no longer valid; the company shows deteriorating fundamentals; or another more attractive opportunity has been identified.

Concepts to understand

VALUE COMPANIES: companies that appear undervalued in terms of price relative to other financial measurements of the intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price, such as new products or markets; opportunities for greater market share; more effective management; positive changes in corporate structure or market perception.

"BOTTOM-UP" APPROACH: an investment style that focuses on selecting outstanding companies before looking at economic and industry trends.

<Page 2>

MAIN RISKS


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.


Midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.


The portfolio' s investments in value stocks are subject to the risk that they may never reach what the portfolio manager believes is their full market value either because the market fails to recognize the companies' intrinsic worth, or the portfolio manager misgauged that worth. They may also decline in price even though they are already underpriced. While the portfolio's investments in value stocks also may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier stock funds as a trade-off
for    this    potentially    lower    risk.

Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price.


The portfolio may also invest in lower-rated convertible securities which have higher credit risk. With this type of investment, there is a greater likelihood that interest and principal payments will not be made on a timely basis.

Foreign securities involve special risks such as changes in currency exchange rates, a lack of comprehensive company information, political instability and potentially less liquidity.

Under adverse market conditions, the portfolio could invest up to all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks


The portfolio may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.


Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains and losses.


At times, the portfolio may engage in short-term trading, which could produce higher transaction costs and taxable distributions, lowering the portfolio's after-tax performance.


What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                                  The Portfolio
<Page 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares over time to that of the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance, and the Wilshire Large Company Value Index, an unmanaged index of large companies that is constructed by using a blend of price-to-book and forecast price-to-earnings ratios. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of
this    prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


INITIAL SHARES


                                        61.89   20.75   16.21   11.81   16.88
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '98                           +18.58%

WORST QUARTER:                   Q3 '98                           -11.45%
--------------------------------------------------------------------------------



Average annual total return AS OF 12/31/99

                                                                                                                    Since
                                                                                                                 inception
                                                             1 Year                    5 Years                     (5/2/94)
--------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                                                16.88%                     24.31%                        20.90%


S&P 500                                                       21.03%                     28.54%                         25.65%*

WILSHIRE LARGE
COMPANY VALUE INDEX                                           -7.11%                     18.33%                         15.54%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/94 IS USED AS THE
BEGINNING VALUE ON 5/2/94.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.



<Page 4>

EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------


Fee table


                                                    Initial        Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.04%           0.04%
--------------------------------------------------------------------------------

TOTAL*                                                  0.79%           1.04%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL APRIL 30, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
--------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $81                  $252                  $439                 $978

SERVICE SHARES                             $106                 $331                  $574                 $1,271



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio

<Page 5>


MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio's primary portfolio manager is Douglas D. Ramos, CFA. He has been the portfolio's primary portfolio manager and has been employed by Dreyfus since July 1997. For more than five years prior thereto, Mr. Ramos was employed by Loomis, Sayles & Company, L.P., most recently serving as a senior partner and investment counselor.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.



                                                       (UNAUDITED)
                                                       SIX MONTHS ENDED
                                                         JUNE 30,                         YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                            2000              1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                      25.48             22.63      20.78     19.55      18.33      11.98

 Investment operations:  Investment income -- net            .07(1)            .16(1)     .21       .28        .36        .28

                         Net realized and unrealized
                         gain (loss) on investments         (.29)             3.64       2.23      2.79       3.43       7.07

 Total from investment operations                           (.22)             3.80       2.44      3.07       3.79       7.35

 Distributions:          Dividends from investment
                         income -- net                      (.07)             (.15)      (.20)     (.28)      (.35)      (.27)

                         Dividends from net realized gain
                         on investments                     (.01)             (.70)      (.39)    (1.56)     (2.22)      (.73)

                         Dividends in excess of net realized
                         gain on investments                  --              (.10)        --        --         --         --

 Total distributions                                        (.08)             (.95)      (.59)    (1.84)     (2.57)     (1.00)

 Net asset value, end of period                            25.18(2)          25.48      22.63     20.78      19.55      18.33

 Total return (%)                                           (.89)(2)         16.88      11.81     16.21      20.75      61.89
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .39(2)            .79        .78       .80        .83         .92

 Ratio of net investment income to average net assets (%)    .27(2)            .67       1.00      1.37       1.96        2.21

 Decrease reflected in above expense ratios due to
 actions by Dreyfus (%)                                            --                --         --        --         --        .03

 Portfolio turnover rate (%)                               29.78(2)          96.26     126.18    180.73     237.44     255.42
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                   461,601           461,392    430,702   369,832    225,935     71,161


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


(2)  NOT ANNUALIZED.


                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Growth and Income Portfolio/ share class) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number if applicable of the participating insurance company.


The portfolio's investments are generally valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income quarterly, and distributes any net capital gains it has realized once a year


Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.



<Page 8>

EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund  Growth and Income Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC
(for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
108P1200


Dreyfus Variable Investment Fund

International Equity Portfolio

Investing in stocks of foreign issuers for capital growth


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Portfolio

                                               Dreyfus Variable Investment Fund

                                                 International Equity Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH


The portfolio seeks capital growth. To pursue this goal, the portfolio invests primarily in the stocks of foreign companies. The portfolio expects to invest primarily in the stocks of companies located in developed countries. Typically, the portfolio invests in at least 15 to 25 markets around the world, including emerging markets. The portfolio's stock investments may include common stocks,
preferred    stocks    and    convertible    securities.


In choosing stocks, the portfolio conducts a "bottom-up" approach, focusing on individual stock selection rather than on macroeconomic factors. There are no country allocation models or targets. The portfolio is particularly alert to companies whose revenue and earnings growth potential are considered by management to be faster than those of industry peers or the local market.

The portfolio typically sells a stock when its growth forecast is reduced, its valuation target is reached, or the portfolio manager decides to reduce the weighting in its market.

Concepts to understand

FOREIGN COMPANY: a company organized under the laws of a foreign country or for which the principal trading market is in a foreign country; or a company organized in the U.S. with a majority of its assets or business outside the U.S


GROWTH COMPANY: a company of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.


<Page 2>

MAIN RISKS


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, a lack of comprehensive company information, political instability and differing auditing and legal standards. Each of these risks could increase the portfolio's volatility. The portfolio may invest in companies located in emerging markets, which tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable
political    systems,    than    those    of    developed    countries.


Because the stock prices of growth companies are based in part on future expectations, these stocks may fall sharply if investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that could cushion stock prices in market downturns.

Under adverse market conditions, the portfolio could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks


The portfolio, at times, may invest some assets in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.


Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.


At times, the portfolio may engage in short-term trading, which could produce higher transaction costs and taxable distributions, lowering the portfolio's after-tax performance.


                                                                  The Portfolio
<Page 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm) )) Index, an unmanaged index composed of a representative sample of companies located in European and Pacific Basin countries and includes net dividends reinvested. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


INITIAL SHARES


                                        7.39    11.61   9.61    4.49    59.75
90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '99                           +41.20%

WORST QUARTER:                   Q3 '98                           -20.29%
--------------------------------------------------------------------------------



Average annual total return AS OF 12/31/99

                                                                                                                     Since

                                                                                                                   inception

                                                       1 Year                         5 Years                          (5/2/94)
--------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                                         59.76%                            17.01%                           14.45%


MSCI EAFE((reg.tm))
INDEX                                                  26.96%                            12.83%                            11.21%*

*  FOR  COMPARATIVE  PURPOSES,  THE VALUE OF THE INDEX ON 4/30/94 IS USED AS THE
BEGINNING VALUE ON 5/2/94.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.



<Page 4>

EXPENSES


Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------


Fee table


                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.27%           0.27%
--------------------------------------------------------------------------------

TOTAL                                                   1.02%           1.27%
--------------------------------------------------------------------------------




Expense example

                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $104                 $325                  $563                 $1,248

SERVICE SHARES                             $129                 $403                  $697                 $1,534


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio

<Page 5>


MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio' s primary portfolio manager is Douglas A. Loeffler. Mr. Loeffler has been the portfolio's primary portfolio manager since he joined Dreyfus in February 1999. He is also employed by Founders Asset Management LLC, an affiliate of Dreyfus, since 1997 as a vice president of investments and from 1995 to 1997, as a senior international equities analyst. For seven years prior thereto, he served as an international equities analyst and a quantitative analyst for Scudder, Stevens & Clark.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                      (UNAUDITED)
                                                  SIX MONTHS ENDED
                                                         JUNE 30,                            YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                             2000              1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                      22.34             14.50      14.02     13.76      12.82      12.02

 Investment operations:  Investment income -- net            .05(1)            .06(1)     .15       .05        .10        .15

                         Net realized and unrealized
                         gain (loss) on investments         (.37)             8.58        .48      1.27       1.16        .74

 Total from investment operations                           (.32)             8.64        .63      1.32       1.26        .89

 Distributions:          Dividends from investment
                         income -- net                        --              (.06)      (.15)     (.07)      (.09)      (.08)

                         Dividends in excess of investment
                         income -- net                        --                --        .--       .--        .--       (.01)

                         Dividends from net realized
                         gain on investments               (1.85)             (.74)       .--      (.34)      (.39)       .--

                         Dividends in excess of net realized
                         gain on investments                  --                --        .--      (.65)      (.06)       .--

 Total distributions                                       (1.85)             (.80)      (.15)    (1.06)      (.54)      (.09)

 Capital contribution from an affiliate of the adviser        --                --        .--       .--        .22        .--

 Net asset value, end of period                            20.17             22.34      14.50     14.02      13.76      12.82

 Total return (%)                                          (1.94)(3)         59.76       4.49      9.61      11.61(2)    7.39
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .49(3)           1.02        .99      1.06       1.28       1.59

 Ratio of net investment income to average net assets (%)    .23(3)            .38       1.04       .38        .92       1.13

 Decrease reflected in above expense ratios due to
 actions by Dreyfus (%)                                       --                --        .--       .--        .--        .45

 Portfolio turnover rate (%)                              115.98(3)         261.64     204.50    165.75     181.13      70.22
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                    74,619            69,208     45,811    39,388     24,355      7,672





(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  HAD THE PORTFOLIO NOT HAD A CAPITAL CONTRIBUTION BY AN AFFILIATE OF THE ADVISER DURING THE PERIOD, THE TOTAL INVESTMENT RETURN
     WOULD HAVE BEEN 9.89%.


(3)  NOT ANNUALIZED.


                                                                  The Portfolio
<Page 7>

                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: International Equity Portfolio/share class), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number, if applicable, of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income
and   distributes   any  net  capital  gains  it  has  realized  once  a  year.


Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.



<Page 8>

EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund International Equity Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
109P1200


Dreyfus Variable Investment Fund

International Value Portfolio

Investing in foreign stocks of value companies  for long-term capital growth


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                                  International Value Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies. To a limited extent, the portfolio may invest in debt securities of foreign issuers. Though not specifically limited, the portfolio ordinarily invests in companies in at least three foreign countries, and limits its investments in any single company to no more than 5% of its assets at the time of purchase.

The portfolio's investment approach is value oriented, research driven, and risk averse. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the portfolio focuses on three key factors:

(pound) VALUE, or how a stock is valued relative to its intrinsic worth based on traditional value measures

(pound) BUSINESS HEALTH, or overall efficiency and profit-ability as measured by return on assets and return on equity

(pound) BUSINESS MOMENTUM, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, "value" is determined relative to a company's home market. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

<Page 2>

MAIN RISKS


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, a lack of comprehensive company information, political instability and differing auditing and legal standards. Each of these risks could increase the portfolio's volatility. The portfolio may invest in companies located in emerging markets, which tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems, than those of developed countries.


Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value either because the market fails to recognize the stock' s intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


The portfolio may invest in companies of any size. Investments in small and midsize companies carry additional risks because their earnings tend to be less predictable (and some companies may be experiencing significant losses), their share prices more volatile and their securities less liquid than larger, more established companies.


Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the portfolio' s share price as well. In addition, if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price.

Under adverse market conditions, the portfolio could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks


The portfolio, at times, may invest some assets in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies. These practices, when employed, are used primarily to hedge the portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.


                                                                  The Portfolio
<Page 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm) )) Index, an unmanaged index composed of a representative sample of companies located in European and Pacific Basin countries and includes net dividends reinvested. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


INITIAL SHARES


                                                        8.71    8.74    27.82
90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '98                           +15.33%

WORST QUARTER:                   Q3 '98                           -16.49%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                     Since

                                                                   inception

                                         1 Year                    (5/1/96)
--------------------------------------------------------------------------------


INITIAL SHARES                              27.82%                     12.93%


MSCI EAFE INDEX                             26.96%                      12.74%*

*  FOR  COMPARATIVE  PURPOSES,  THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE
BEGINNING    VALUE    ON    5/1/96.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.



<Page 4>

EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------


Fee table


                                                    Initial        Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%           1.00%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.35%           0.35%
--------------------------------------------------------------------------------

TOTAL*                                                  1.35%           1.60%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL APRIL 30, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.40%.
--------------------------------------------------------------------------------




Expense example

                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $137                 $428                  $739                 $1,624

SERVICE SHARES                             $163                 $505                  $871                 $1,900


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio

<Page 5>


MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 1.00% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio' s primary portfolio manager is Sandor Cseh. He has been the portfolio' s primary manager since the portfolio' s inception, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, Inc., an affiliate of Dreyfus, or its predecessor since October 1994. Prior to joining The Boston Company Asset Management, Inc., Mr. Cseh was president of Cseh International & Associates Inc., and was a securities analyst with several banks.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.


                                                            (UNAUDITED)


                                                      SIX MONTHS ENDED JUNE 30,             YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                 2000              1999       1998      1997       1996(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                              15.67            13.45     13.45      12.80      12.50

 Investment operations:  Investment income -- net                    .11(2)           .13(2)    .14        .07        .08

                         Net realized and unrealized gain (loss)
                         on investments                             (.34)            3.52      1.01       1.03        .34

 Total from investment operations                                   (.23)            3.65      1.15       1.10        .42

 Distributions:          Dividends from investment income -- net    (.01)            (.13)     (.12)      (.07)      (.08)

                         Dividends from net realized gain
                         on investments                             (.33)           (1.30)    (1.03)      (.30)      (.04)

                         Dividends in excess of net realized
                         gain on investments                          --               --        --       (.08)        --

 Total distributions                                                (.34)           (1.43)    (1.15)      (.45)      (.12)

 Net asset value, end of period                                    15.10            15.67     13.45      13.45      12.80

 Total return (%)                                                  (1.45)(3)        27.82      8.74       8.71       3.41(3,4)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                         .69(3)          1.35      1.29       1.42       1.01(3)

 Ratio of net investment income to average net assets (%)            .76(3)           .90       .94        .74        .76(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                        --               --        --         --        .34(3)

 Portfolio turnover rate (%)                                       20.41(3)         41.90     42.14      25.67      24.48(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                            26,374           27,386    20,680     19,016      8,027


(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

(4)  CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31,
1996.

                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number if applicable of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income
and   distributes   any  net  capital  gains  it  has  realized  once  a  year.


EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.



<Page 8>

EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund  International Value Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
152P1200



Dreyfus Variable Investment Fund

Limited Term High Income Portfolio

Investing in high yield securities for maximum total return


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                             Limited Term High Income Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH

The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests in fixed-income securities rated, when purchased, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The portfolio may invest in various types of fixed-income securities, including corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

In choosing securities, the portfolio manager seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The portfolio attempts to reduce interest rate risk by maintaining an average effective portfolio duration of 3.5 years or less and an average effective portfolio maturity of 4 years or less, although there is no limit on the maturity or duration of individual securities.

The portfolio's investment process is based on fundamental credit research and, at times, focusing on companies that are currently out-of-favor. The portfolio looks at a variety of factors when assessing a potential investment, including the company's financial strength, the state of the industry or sector it belongs to, the long-term fundamentals of that industry or sector, the company's management, and whether there is sufficient equity value in the company. The portfolio may also invest in investment grade bonds, typically when it takes a defensive investment position.

Concepts to understand

HIGH YIELD BONDS: those rated below BBB or Baa by credit rating agencies such as Standard & Poor's or Moody's. Because their issuers may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.


DURATION: an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a portfolio's duration, the more it will react to interest rate fluctuations.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" (highly unlikely to default) through a low of "D" (companies already in default).


<Page 2>

MAIN RISKS



The   portfolio'  s  principal  risks  are  discussed  below.  The  value  of  a shareholder' s investment in the portfolio will go up and down, which means that shareholders could lose money.

(pound) CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds and are considered speculative. They tend to be more volatile in price and less liquid and are considered speculative. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

(pound) INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price. The longer the portfolio's maturity and effective duration, the more its share price is likely to react to interest rates.

(pound) MARKET RISK. The portfolio's overall risk level will depend on the market sectors in which the portfolio is invested and the current interest rate, liquidity and credit quality of such sectors.

(pound) ILLIQUIDITY. When there is no active trading market for specific securities, it can become more difficult to sell the securities. In such a market, the value of such securities and the fund's share price may fall dramatically.

(pound) PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio' s potential price gain in response to falling interest rates, reduce the portfolio's yield, or cause the portfolio's share price to fall. When interest rates rise, the portfolio's maturity may lengthen in response to a drop in mortgage prepayments. This would increase the portfolio's sensitivity to rising rates and its potential for price declines.

(pound) FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks


The portfolio may invest in derivatives, such as options and futures contracts, and mortgage-related and asset-backed securities. Derivatives can be illiquid and their value can fall dramatically in response to rapid or unexpected changes in their underlying instruments. A small investment in certain derivatives can have a large impact on the portfolio's performance. The portfolio also can invest in foreign currencies.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the portfolio's after-tax performance.

The portfolio may buy securities on a forward commitment basis. This investment strategy may have a leveraging effect on the portfolio, thus potentially increasing its overall volatility.


In addition, the portfolio may borrow for certain purposes including to facilitate trades in its portfolio securities (a form of leveraging), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

 <Page 3>                                                         The Portfolio


PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Merrill Lynch High Yield Master II
Index, an index of high yield bonds with at least $100 million par amount outstanding and at least one year to maturity, and to a Customized Limited Term High Yield Index*. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


INITIAL SHARES


                                                                0.29    -1.54
90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q1 '98                            +3.90%

WORST QUARTER:                   Q3 '98                            -5.46%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                    Since
                                                                  inception

                                         1 Year                   (4/30/97)
--------------------------------------------------------------------------------


INITIAL SHARES                              -1.54%                    3.01%


MERRILL LYNCH HIGH YIELD
MASTER II INDEX                              2.51%                    6.05%

CUSTOMIZED LIMITED TERM
HIGH YIELD INDEX*                            5.23%                    6.71%


*THIS INDEX IS COMPOSED OF FOUR SUB-INDEXES OF THE MERRILL LYNCH HIGH YIELD MASTER II INDEX. THESE SUB-INDEXES, BLENDED AND MARKET WEIGHTED, ARE (I) BB-RATED 1-3 YEARS, (II) B-RATED 1-3 YEARS, (III) BB-RATED 3-5 YEARS, AND (IV) B-RATED 3-5 YEARS. UNLIKE THE CUSTOMIZED LIMITED TERM HIGH YIELD INDEX, WHICH IS COMPOSED OF BONDS RATED NO LOWER THAN "B", THE PORTFOLIO CAN INVEST IN BONDS WITH LOWER CREDIT RATINGS THAN "B" AND AS LOW AS "D".


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


<Page 4>


EXPENSES


Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------


Fee table


                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.65%           0.65%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.19%           0.19%
--------------------------------------------------------------------------------

TOTAL*                                                  0.84%           1.09%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL APRIL 30, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 0.90%.
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $86                  $268                  $466                 $1,037

SERVICE SHARES                             $111                 $347                  $601                 $1,329

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio

<Page 5>


MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.65% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services
company   with   approximately   $2.8  trillion  of  assets  under  management,
administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio' s primary portfolio manager is Roger King. He has been the portfolio' s primary portfolio manager since the portfolio's inception and has been employed by Dreyfus since February 1996. Prior thereto, Mr. King was a vice president of high yield research and, most recently, director of high yield research at Citibank Securities, Inc.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.


                                                                     (UNAUDITED)


                                                                SIX MONTHS ENDED JUNE 30,       YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                          2000                1999      1998      1997(1)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                    10.44             11.80      12.88      12.50

 Investment operations:  Investment income -- net                          .59              1.21       1.14        .78

                         Net realized and unrealized gain (loss)
                         on investments                                   (.88)            (1.38)     (1.08)       .41

 Total from investment operations                                         (.29)             (.17)       .06       1.19

 Distributions:          Dividends from investment income -- net          (.62)            (1.19)     (1.14)      (.77)

                         Dividends from net realized gain on investments    --                --         --       (.04)

 Total distributions                                                      (.62)            (1.19)     (1.14)      (.81)

 Net asset value, end of period                                           9.53             10.44      11.80      12.88

 Total return (%)                                                        (5.66)(2)         (1.54)       .29      14.27(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                     .76(2)            .73        .77        .89(2)

 Ratio of interest expense to average net assets (%)                       .32(2)            .11        .32        .20(2)

 Ratio of net investment income to average net assets (%)                10.86(2)          10.53      10.10      10.27(2)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)   --                --         --        .05(2)

 Portfolio turnover rate (%)                                              8.32(3)          52.08      50.18      37.98(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                  50,910            66,357     83,418     31,454


(1)  FROM APRIL 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(2)  ANNUALIZED.

(3)  NOT ANNUALIZED.

                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: LIMITED TERM HIGH INCOME PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number, if applicable, of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income quarterly, and distributes any net capital gains it has realized once a year


EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.



<Page 8>


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund Limited Term High Income Portfolio
------------------------------------

SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
156P1200


Dreyfus Variable Investment Fund

Money Market

Portfolio

Investing in money market instruments for current income


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                                         Money Market Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH

The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

The portfolio invests in a diversified portfolio of high quality, short-term debt securities, including the following:

(pound)  securities  issued  or  guaranteed  by the U.S.
         government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. or foreign banks or their subsidiaries or branches

(pound)  repurchase agreements

(pound)  asset-backed securities

(pound) domestic and dollar-denominated foreign commercial paper, and other short-term corporate and bank obligations of U.S. and foreign issuers

(pound) obligations issued or guaranteed by one or more foreign governments or their agencies, including obligations of supranational entities

Normally, the portfolio invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound) invest only in high-quality dollar-denominated obligations


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the portfolio is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.


<Page 2>

MAIN RISKS

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio. Additionally, the portfolio's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the portfolio has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the portfolio's income level and/or share price:

(pound) interest rates could rise sharply, causing the value of the portfolio's securities, and share price, to drop

(pound) any of the portfolio's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

(pound) the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interes


What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                                  The Portfolio
<Page 3>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table shows average annual total return over time. Both tables assume the reinvestment of dividends and distributions. Of course, past
performance    is    no    guarantee    of    future    results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

        5.99    4.15    3.29    4.37    5.66    5.10    5.19    5.12    4.78
90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q1 '91                            +1.57%

WORST QUARTER:                   Q2 '93                            +0.78%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                                                                 Since

                                                                                                               inception

1 Year                                                     5 Years                                             (8/31/90)
--------------------------------------------------------------------------------------------------------------------------------


4.78%                                                       5.17%                                                4.94%


For the portfolio's current yield, call toll-free:
1-800-645-6561.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


<Page 4>


EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under
their    VA    contracts    or    VLI    policies.
--------------------------------------------------------------------------------


Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

AS A % OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Other expenses                                                          0.08%
--------------------------------------------------------------------------------

TOTAL                                                                   0.58%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$59                                  $186                                 $324                                 $726

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                  The Portfolio
<Page 5>



MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.50% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.




The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young
LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown

                                                         (UNAUDITED)
                                                     SIX MONTHS ENDED
                                                          JUNE 30,                        YEAR ENDED DECEMBER 31,

                                                            2000              1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                      1.00              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net          .028              .047       .050      .050       .050       .055

 Distributions:          Dividends from investment
                         income -- net                    (.028)            (.047)     (.050)    (.050)     (.050)     (.055)

 Net asset value, end of period                            1.00              1.00       1.00      1.00       1.00       1.00

 Total return (%)                                          5.64(1)           4.78       5.12      5.19       5.10       5.66
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                .59(1)            .58        .56       .61        .62        .62

 Ratio of net investment income to average net assets (%)  5.56(1)           4.69       5.01      5.08       4.96       5.51

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                               --                --         --        --         --        .03
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                   95,848           102,727     89,025    64,628     56,186     45,249

(1)  ANNUALIZED.


                                                                  The Portfolio
<Page 7>

                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


THE  PRICE  FOR  PORTFOLIO  SHARES  is the portfolio's net asset value per share
(NAV) , which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.


WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: MONEY MARKET PORTFOLIO), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES DIVIDENDS from its net investment income daily and pays dividends monthly, and distributes any net capital gains it has
realized    once    a    year.

DISTRIBUTIONS WILL BE REINVESTED in the portfolio unless the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


<Page 8>


EXCHANGE PRIVILEGE

SHAREHOLDERS OF THE PORTFOLIO CAN EXCHANGE portfolio shares for shares of any other fund/portfolio managed by Dreyfus offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund Money Market Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
117P1200


Dreyfus Variable Investment Fund

Quality Bond Portfolio

Investing in fixed-income securities for maximum current income consistent with the preservation of capital and maintenance of liquidity


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                                         Quality Bond Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


                                                                  The Portfolio



GOAL/APPROACH


The portfolio seeks to maximize current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the portfolio invests at least 80% of net assets in fixed-income securities, including corporate bonds, mortgage-related securities, collateralized mortgage obligations (" CMOs" ), and asset-backed securities, that, when purchased, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.


The portfolio also may invest in:

(pound)  high grade commercial paper of U.S. issuers

(pound)  certificates of deposit, time deposits and bankers' acceptances

(pound) fixed-income securities rated lower than A (but not lower than B) or the unrated equivalent as determined by Dreyfus

(pound)  municipal obligations and zero coupon securities

The portfolio may invest up to 10% of net assets in foreign securities.

Concepts to understand

MORTGAGE-RELATED SECURITIES: pools of residential or commercial mortgages whose cash flows are "passed through" to the holders of the securities via monthly payments of interest and principal.


CMO (COLLATERALIZED MORTGAGE OBLIGATION): a security that pools together mortgages and separates them into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending on their maturity and cash flow predictability.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" (highly unlikely to default) through a low of "D" (companies already in default).


<Page 2>

MAIN RISKS


The   portfolio'  s  principal  risks  are  discussed  below.  The  value  of  a shareholder' s investment in the portfolio will go up and down, which means that shareholders could lose money.

(pound) INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio' s share price. The longer the portfolio's maturity and duration, the more its share price is likely to react to interest rates.

(pound) CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds and are considered speculative. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

(pound) MARKET RISK. The portfolio' s overall risk level will depend on the market sectors in which the portfolio is invested and the current interest rate, liquidity and credit quality of such sectors.

(pound) ILLIQUIDITY. When there is no active trading market for specific securities, it can become more difficult to sell the securities. In such a market, the value of such securities and the portfolio's share price may fall dramatically.

(pound) PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio's potential price gain in response to falling interest rates, reduce the portfolio' s yield, or cause the portfolio' s share price to fall. When interest rates rise, the portfolio's maturity may lengthen in response to a drop in mortgage prepayments. This would increase the portfolio's sensitivity to rising rates and its potential for price declines.


(pound) FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Under adverse market conditions, the portfolio could invest up to all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks


The portfolio may invest in derivatives, such as options and futures, and mortgage-related and asset-backed securities. Derivatives can be illiquid and their value can fall dramatically in response to rapid or unexpected changes in their underlying instruments. A small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the portfolio's after-tax performance.

The portfolio may buy securities on a forward commitment basis and may enter into reverse repurchase agreements. Those investment strategies may have a leveraging effect on the portfolio, thus potentially increasing its overall volatility.


                                                                  The Portfolio
<Page 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Lehman Brothers Aggregate Bond
Index, an unmanaged index of corporate, U.S. government and agency debt instruments, and mortgage-backed and asset-backed securities, and the Merrill Lynch Domestic Master Index (Subindex D010) , an unmanaged index of U.S. government, mortgage and corporate securities rated A or better. Of course past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


INITIAL SHARES


        14.12   12.08   15.33   -4.59   20.42    3.13    9.42    5.49    0.18
90      91      92      93      94      95       96      97      98      99


BEST QUARTER:                    Q3 '92                            +7.99%

WORST QUARTER:                   Q1 '94                            -4.57%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                                                                     Since

                                                                                                                   inception

                                                              1 Year                    5 Years                    (8/31/90)
--------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                                                   0.18%                    7.50%                       8.10%


LEHMAN BROTHERS
AGGREGATE BOND INDEX*                                           -0.82%                    7.73%                       7.94%

MERRILL LYNCH
DOMESTIC MASTER
INDEX (SUBINDEX D010)                                           -0.96%                    7.70%                       7.96%

*  LEHMAN BROTHERS AGGREGATE BOND INDEX IS THE PORTFOLIO'S PRIMARY INDEX BECAUSE
SUCH INDEX PROVIDES MORE FREQUENT STATISTICAL INFORMATION.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


<Page 4>


EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------


Fee table


                                                      Initial         Service
                                                      shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.65%           0.65%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.09%           0.09%
--------------------------------------------------------------------------------

TOTAL                                                   0.74%           0.99%
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $76                  $237                  $411                 $918

SERVICE SHARES                             $101                 $315                  $547                 $1,213


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio

<Page 5>


MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in more than 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.65% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services
company   with   approximately   $2.8  trillion  of  assets  under  management,
administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The Dreyfus taxable fixed income team, which consists of sector specialists, collectively makes investment decisions for the portfolio. The team' s specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                        (UNAUDITED)
                                                        SIX MONTHS ENDED
                                                           JUNE 30,                         YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                2000             1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                         10.89             11.50      11.73     11.50      11.81      10.53

 Investment operations:  Investment income -- net               .33               .62        .67       .73        .66        .68

                         Net realized and unrealized
                         gain (loss) on investments             .05              (.61)      (.04)      .32       (.31)      1.42

 Total from investment operations                               .38               .01        .63      1.05        .35       2.10

 Distributions:          Dividends from investment
                         income -- net                         (.28)             (.62)      (.68)     (.73)      (.66)      (.69)

                         Dividends from net realized gain
                         on investments                          --                --       (.18)     (.09)       .--       (.13)

 Total distributions                                           (.28)             (.62)      (.86)     (.82)      (.66)      (.82)

 Net asset value, end of period                               10.99             10.89      11.50     11.73      11.50      11.81

 Total return (%)                                              7.06(1)            .18       5.49      9.42       3.13      20.42
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)          .71(1)            .74         73       .75        .79        .81

 Ratio of interest expense to average net assets (%)             --                --        .--       .02        .--        .--

 Ratio of net investment income to average net assets (%)      6.01(1)           5.66       5.74      6.27       5.86       6.13

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                   --               .--         --       .--        .--        .04

 Portfolio turnover rate (%)                                 253.92(2)         521.51     244.95    374.76     258.36     263.53
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                      131,064           135,822    121,461    88,292     60,936     37,447

(1)  ANNUALIZED.

(2)  NOT ANNUALIZED.



                                                                  The Portfolio

<Page 7>
                                                             Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: QUALITY BOND PORTFOLIO/SHARE CLASS) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number if applicable of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income monthly, and distributes any net capital gains it has realized once a year


EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.



<Page 8>


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund Quality Bond Portfolio
------------------------------------

SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
120P1200


Dreyfus Variable Investment Fund

Small Cap Portfolio

Investing in stocks of small-cap companies for maximum capital appreciation


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                                            Small Cap Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH


The portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio primarily invests in small-cap companies with total market values of less than $1.5 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and, thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $1.5 billion. The investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.


In choosing stocks, the portfolio uses a blended approach, investing in growth stocks, value stocks or stocks that exhibit characteristics of both. The portfolio seeks companies characterized by new or innovative products or services which should enhance prospects for growth of future earnings. The portfolio also invests based on economic or political changes and may invest in special situations, such as corporate restructurings, mergers or acquisitions.



The portfolio managers use a sector management approach, supervising a team of sector managers who each make buy and sell decisions within their respective
areas    of    expertise.

The portfolio typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance, or when the stock is fully valued by the market.


Concepts to understand

SMALL-CAP COMPANIES: these companies tend to grow faster than large-cap companies and typically use profits for expansion rather than to pay dividends. They are more volatile than larger companies and fail more often.


GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.


VALUE COMPANIES: companies that appear underpriced according to certain financial measurements (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

<Page 2>

MAIN RISKS


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Small companies carry additional risks because their earnings are less predictable (and some companies may be experiencing significant losses), their share prices more volatile and their securities less liquid than larger, more established companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Some of the portfolio' s investments will rise and fall based on investor perception rather than economics. Other investments, including special situations, anticipate future products, services or events whose delay could cause the stock price to drop.

Securities of companies within specific sectors of the economy can perform differently than the overall market. Because the portfolio may overweight certain market sectors, the portfolio's performance may be more sensitive to developments that affect those sectors emphasized by the portfolio.


By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Investments in growth companies may lack the dividend yield that can cushion stock prices in market downturns. These companies are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.


The portfolio' s investments in value stocks are subject to the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the companies' intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Further, while the portfolio's investments in value stocks may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier small-company stock funds as a trade-off for this potentially lower risk.



Other potential risks


The portfolio may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

At times, the fund will engage in short-term trading, which could produce higher brokerage costs and taxable distributions and lower the fund's after-tax performance accordingly.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                                  The Portfolio
<Page 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Russell 2000 Index, a widely recognized, unmanaged index of smaller capitalization common stocks. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of
this    prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


INITIAL SHARES


       159.73  71.28   68.31   7.75    29.38   16.60    16.75   -3.44   23.15
90     91      92      93      94      95      96       97      98      99

BEST QUARTER:                    Q3 '91                           +32.09%

WORST QUARTER:                   Q3 '98                           -23.45%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                                                                     Since

                                                                                                                   inception

                                                        1 Year                          5 Years                    (8/31/90)
---------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                                           23.15%                        15.93%                        35.65%


RUSSELL 2000 INDEX                                       21.26%                        16.69%                        16.57%

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.



<Page 4>

EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------


Fee table


                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.03%           0.03%
--------------------------------------------------------------------------------

TOTAL                                                   0.78%           1.03%
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $80                  $249                  $433                 $966


SERVICE SHARES                             $105                 $328                  $569                 $1,259


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio


<Page 5>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio's primary portfolio managers are Hilary R. Woods and Paul Kandel. Ms. Woods and Mr. Kandel have been the portfolio's primary managers since October 1996. Ms. Woods and Mr. Kandel have been employed by Dreyfus since 1987
and    1994,    respectively.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                           (UNAUDITED)
                                                        SIX MONTHS ENDED
                                                            JUNE 30,                         YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                2000              1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                        66.34             53.91      57.14     52.08      46.13      36.52

 Investment operations:  Investment income -- net              .05(1)            .04(1)     .04       .07        .10        .16

                         Net realized and unrealized
                         gain (loss) on investments           9.71             12.43      (2.21)     8.49       7.53      10.54

 Total from investment operations                             9.76             12.47      (2.17)     8.56       7.63      10.70

 Distributions:          Dividends from investment
                         income -- net                        (.05)             (.04)      (.00)(2)  (.07)      (.10)      (.18)

                         Dividends from net realized
                         gain on investments                    --                --      (1.06)    (3.43)     (1.51)      (.91)

                         Dividends in excess of net realized
                         gain on investments                    --                --         --        --       (.07)        --

 Total distributions                                          (.05)             (.04)     (1.06)    (3.50)     (1.68)     (1.09)

 Net asset value, end of period                              76.05             66.34      53.91     57.14      52.08      46.13

 Total return (%)                                            14.71(3)          23.15      (3.44)    16.75      16.60      29.38
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                   .39(3)            .78        .77       .78        .79        .83

 Ratio of net investment income to average net assets (%)      .07(3)            .07        .07       .12        .24        .54

 Portfolio turnover rate (%)                                 21.32(3)          40.60      75.04     79.00      89.10      99.02
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                   1,471,189         1,295,698  1,246,804  1,274,292   960,365    543,281

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.



(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


(3)  NOT ANNUALIZED.



                                                                  The Portfolio
<Page 7>

                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Small Cap Portfolio/share class) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income, and distributes any net capital gains it has realized once a year


Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.



<Page 8>


EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund  Small Cap Portfolio
------------------------------------

SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report


Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
121P1200



Dreyfus Variable Investment Fund

Small Company Stock Portfolio

Investing in stocks of small and midsize companies for investment returns that exceed the total return performance of the Russell 2500(tm) Stock Index


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                                  Small Company Stock Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH


The portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(tm) Stock Index ("Russell 2500"). To pursue this goal, the portfolio normally invests in a blended portfolio of growth and value stocks of small and midsize domestic companies, whose market values generally range between $500 million and $5 billion at the time of purchase. However, since the portfolio can continue to hold its securities as their market capitalizations grow, a substantial portion of the portfolio' s holdings can have market capitalizations in excess of $5 billion at any given time. Stocks are chosen
through   a   disciplined   process  combining  computer  modeling  techniques,
fundamental analysis and risk management. Consistency of returns and stability of the portfolio's share price compared to the Russell 2500 are primary goals of the investment process.


Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

(pound) VALUE, or how a stock is priced relative to its perceived intrinsic worth

(pound)  GROWTH, in this case the sustainability or growth of earnings

(pound)  FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the Russell 2500. The portfolio may invest in securities in all available domestic trading markets, including initial public offerings and the after-market.

Concepts to understand

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of over 2,000 stocks, screening each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.


<Page 2>

MAIN RISKS


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which
means    that    shareholders    could    lose    money.

Small and midsize companies carry additional risks because their earnings are less predictable (and some companies may be experiencing significant losses), their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments will rise and
fall    based    on    investor    perception    rather    than    economics.


Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2500, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the portfolio to underperform the index.


By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the companies' intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already undervalued. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks


The portfolio, at times, may invest in derivatives, such as options and futures contracts. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.


What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                                  The Portfolio
<Page 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Russell 2500 Index, a widely recognized, unmanaged index of small-cap and mid-cap stock performance. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of
this    prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


INITIAL SHARES


                                                       21.77   -5.97   10.60
90      91      92      93      94      95     96      97      98      99

BEST QUARTER:                    Q4 '98                           +16.44%

WORST QUARTER:                   Q3 '98                           -21.84%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99




                                                                   Since
                                                                  inception

                                         1 Year                   (5/1/96)
--------------------------------------------------------------------------------


INITIAL SHARES                              10.60%                    9.11%


RUSSELL 2500                                24.15%                   14.91%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


<Page 4>


EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------


Fee table


                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.22%           0.22%
--------------------------------------------------------------------------------

TOTAL                                                   0.97%           1.22%
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $99                  $309                  $536                 $1,190

SERVICE SHARES                             $124                 $387                  $670                 $1,477


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio
<Page 5>



MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio' s primary portfolio managers are Anthony Galise and James Wadsworth. Mr. Galise has been a portfolio manager of the portfolio since its inception. He has been a portfolio manager with Dreyfus since April 1996 and also is a portfolio manager at Laurel Capital Advisors, an affiliate of Dreyfus. Mr. Galise is a vice president and portfolio manager at Mellon. He joined Mellon in 1993 with over 20 years of equity investment experience. Mr. Wadsworth has managed the portfolio since its inception. In addition to being a portfolio manager with Dreyfus, Mr. Wadsworth has been employed by Laurel Capital
Advisors, an affiliate of Dreyfus, since October 1990, serving as chief investment officer of Laurel Capital Advisors since June 1994. Mr. Wadsworth also is a senior vice president of Mellon, where he has been employed since 1977.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.


                                                                  (UNAUDITED)


                                                           SIX MONTHS ENDED JUNE 30,          YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                     2000                 1999       1998      1997       1996(1)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                             16.69                15.09     16.13      13.52      12.50

 Investment operations:  Investment income -- net                   .00(2,3)             .04(2)    .04        .05        .05

                         Net realized and unrealized
                         gain (loss) on investments                 .86                 1.56      (.99)      2.89       1.03

 Total from investment operations                                   .86                 1.60      (.95)      2.94       1.08

 Distributions:          Dividends from investment
                         income -- net                             (.03)                  --      (.04)      (.04)      (.05)

                         Dividends from net realized
                         gain on investments                         --                   --      (.05)      (.29)      (.01)

 Total distributions                                               (.03)                  --      (.09)      (.33)      (.06)

 Net asset value, end of period                                   17.52                16.69     15.09      16.13      13.52

 Total return (%)                                                  5.17(4)             10.60     (5.97)     21.77       8.73(4,5)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                        .47(4)               .97       .98       1.12        .75(4)

 Ratio of net investment income to average net assets (%)           .03(4)               .24       .26        .53        .39(4)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                       --                   --        --         --        .19(4)

 Portfolio turnover rate (%)                                      52.28(4)             47.01     45.09      34.48      35.68(4)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                           33,597               32,530    34,857     28,154      8,148





(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


(4)  NOT ANNUALIZED.

(5) CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996
    (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER       31, 1996.


                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: SMALL COMPANY STOCK PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number, if applicable, of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income
and   distributes   any  net  capital  gains  it  has  realized  once  a  year.


EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.



<Page 8>


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund Small Company Stock Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report


Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
151P1200


Dreyfus Variable Investment Fund

Special Value Portfolio

Investing in stocks of value companies for maximum total return


PROSPECTUS December 31, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                               Dreyfus Variable Investment Fund

                                                        Special Value Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8


Exchange Privilege                                                        9


For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                  The Portfolio

GOAL/APPROACH


The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio invests primarily in stocks of value companies of any size. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers, including those purchased in initial public offerings. In choosing stocks, the portfolio manager looks for value companies that provide opportunities for capital growth. The manager then reviews these stocks for factors that could signal a rise in price, such as:


(pound)  new products or markets

(pound)  opportunities for greater market share

(pound)  more effective management

(pound)  positive changes in corporate structure or market perception

(pound)  potential for improved earnings

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.

The portfolio also may invest in bonds that offer opportunities for capital growth. These bonds may be investment grade or below investment grade in quality.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.


<Page 2>

MAIN RISKS


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the companies' intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Securities of companies within specific sectors of the economy can perform differently than the overall market. Because the portfolio may overweight certain market sectors, the portfolio's performance may be more sensitive to developments that affect those sectors emphasized by the portfolio.

The portfolio may invest in companies of any size. Investments in small and midsize companies carry additional risks because their earnings tend to be less predictable (and some companies may be experiencing significant losses), their share prices more volatile and their securities less liquid than larger, more established companies. Foreign securities involve special risks such as changes in currency exchange rates, a lack of comprehensive company information, political instability, and potentially less liquidity.


Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the portfolio' s share price as well. In addition, if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks


The portfolio may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

The portfolio may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the portfolio's after-tax performance.


The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


<Page 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Russell 1000 Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values; the S&P 500((reg.tm) ), a widely recognized, unmanaged index of stock performance; and the Wilshire Midcap Value Index, an unmanaged index of midcap stocks that is constructed by using a blend of price-to-book and forecast price-to-earnings ratios. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of
the    date    of    this    prospectus.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


INITIAL SHARES


       10.60   1.07    28.69   -1.56   -0.26   -3.62   23.14   15.69   7.27
90     91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '98                           +17.23%

WORST QUARTER:                   Q3 '99                           -10.11%
-------------------------------------------------------------------------------



Average annual total return AS OF 12/31/99

                                                                                                                     Since

                                                                                                                   inception

                                                     1 Year                       5 Years                          (8/31/90)
---------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                                         7.27%                        8.00%                            8.37%


RUSSELL 1000
VALUE INDEX*                                           7.35%                       23.07%                           18.23%

S&P 500                                               21.03%                       28.54%                           20.49%

WILSHIRE MIDCAP
VALUE INDEX                                           -8.53%                       13.58%                           15.59%

*THE  RUSSELL 1000 VALUE INDEX IS THE PORTFOLIO'S PRIMARY INDEX BECAUSE OF THE
PORTFOLIO'S AND THE INDEX'S LARGE-CAP VALUE ORIENTATION.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


<Page 4>


EXPENSES


Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------


Fee table


                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.11%           0.11%
--------------------------------------------------------------------------------

TOTAL*                                                  0.86%           1.11%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL APRIL 30, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $88                  $274                  $477                 $1,061

SERVICE SHARES                             $113                 $353                  $612                 $1,352



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.


RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


                                                                  The Portfolio


<Page 5>

MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio' s primary portfolio manager is Timothy M. Ghriskey. He has been the portfolio' s primary manager since January 1, 1997. Mr. Ghriskey has been employed by Dreyfus since July 1995. For more than five years prior thereto, he was vice president and associate managing partner of Loomis, Sayles & Company, L.P.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<Page 6>

FINANCIAL HIGHLIGHTS


The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                          (UNAUDITED)
                                                        SIX MONTHS ENDED
                                                             JUNE 30,                           YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                2000              1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                        14.64             14.93      12.99     10.60      11.70      12.37

 Investment operations:  Investment income -- net              .10(1)            .11(1)     .10       .06        .63        .51

                         Net realized and unrealized
                         gain (loss) on investments           (.68)              .95       1.94      2.40      (1.05)      (.54)

 Total from investment operations                             (.58)             1.06       2.04      2.46       (.42)      (.03)

 Distributions:          Dividends from investment
                         income -- net                        (.02)             (.10)      (.10)     (.01)      (.56)      (.64)

                         Dividends in excess of investment
                         income -- net                          --                --         --      (.00)(2)   (.06)        --

                         Dividends from net realized
                         gain on investments                  (.06)            (1.25)        --      (.06)        --         --

                         Paid-in capital                        --                --         --        --       (.06)        --

 Total distributions                                          (.08)            (1.35)      (.10)     (.07)      (.68)      (.64)

 Net asset value, end of period                              13.98             14.64      14.93     12.99      10.60      11.70

 Total return (%)                                            (4.05)(3)          7.27      15.69     23.14      (3.62)      (.26)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                   .45(3)            .86        .83       .99        .93        .94

 Ratio of dividends on securities sold short
 to average net assets (%)                                      --                --         --       .02         --         --

 Ratio of net investment income to average net assets (%)      .73(3)            .70        .67       .38       4.12       3.56

 Portfolio turnover rate (%)                                 63.35(3)         171.41     252.24    188.57     124.19      53.88
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                      48,132            57,099     63,264    52,981     21,101     25,272

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


(3)  NOT ANNUALIZED.


                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: SPECIAL VALUE PORTFOLIO/SHARE CLASS) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income
and   distributes   any  net  capital  gains  it  has  realized  once  a  year.


EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are


The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


<Page 8>


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other fund/portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such fund/portfolio offered without a separate class designation or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Variable Investment Fund  Special Value Portfolio
-------------------------------------

SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report


Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
118P1200